Cover	12 Months Ended
Oct. 31, 2024
Cover [Abstract]
Entity Central Index Key	0001716951
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSR
Entity Registrant Name	OFS Credit Company, Inc.
Current Fiscal Year End Date	--10-31
Document Period End Date	Oct. 31, 2024
Document Information [Line Items]
Document Type	N-CSR